Stockholders' Deficit (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 07, 2014	Jan. 03, 2014	May. 31, 2006	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Apr. 28, 2015	Dec. 31, 2009	Dec. 31, 2008	Jan. 30, 2007	May. 05, 2006	Mar. 24, 2006
Common stock shares, authorized				400,000,000	400,000,000	400,000,000				150,000,000	127,000,000	10,000
Common stock, par value				$ .001	$ 0.001	$ 0.001						$ 0.001
Excess of shares authorized										245,673,568	219,582,802
Issuance of preferred stock				0	0						92,582,802
Preferred stock shares authorized				50,000,000	50,000,000					95,673,568	92,582,802
Preferred stock, undesignated											25,000,000
Class of stock par value										$ 0.001	$ 0.001
Percentage of dividend rate preferred stock series				8.50%
Proceeds from issuance of common stock and warrants	$ 3,923,100
Issuance of common shares for cash, Shares	6,276,960
Warrants issued	6,276,960	3,321,600
Warrant exercise price per share	$ 0.625	$ 0.625			$ 0.625
Warrants term	5 years	5 years			5 years
Outstanding principal amount of notes payable		$ 2,076,000			$ 8,489,036
Shares of Common Stock issued upon conversion of notes payable	3,353,437	3,353,437			14,446,777
Warrants converted into common stock upon reverse merger	$ 0.625				$ 0.625		$ 0.30
Conversion of stock option into common stock retired	15,290,486
Common stock per share	$ 0.07
Converstion of stock options into shares issued	6,889,555
Issuance of stock per share	$ 0.155					$ 0.30
Additional stock options issued	20,867,266
Additional stock options issued, price per share	$ 0.625
Outstanding principal notes repaid in full								$ 500,000	$ 55,000
Preferred Series A [Member]
Issuance of preferred stock				0	40,118,013						14,440,920
Preferred stock shares authorized				0	40,118,013					40,118,013
Issuance of common shares for cash, Shares			14,440,920
Preferred Series B [Member]
Issuance of preferred stock				0	20,237,459						11,113,544
Preferred stock shares authorized				0	55,555,555					55,555,555
Issuance of common shares for cash, Shares			11,113,544
Preferred Series C [Member]
Issuance of preferred stock											42,028,338
Preferred Series A [Member]
Ownership stock price per share				$ 0.33
Non-assessable preferred stock price per share				0.33
Common Stock deliverable upon conversion				0.33
Preferred Series B [Member]
Ownership stock price per share				0.45
Non-assessable preferred stock price per share				0.45
Common Stock deliverable upon conversion				$ 0.45